QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2020
QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2020
Operating Revenues	$180,330	$35,376	$77,973	$107,807
Operating Income / (Loss)	15,230	(2,234)	8,817	(4,428)
Net Income / (Loss)	$7,251	$(6,040)	$2,927	$(8,042)
Earnings / (Loss) Per Share:
Basic	$0.16	$(0.13)	$0.06	$(0.17)
Diluted	$0.15	$(0.13)	$0.06	$(0.17)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2019
Operating Revenues	$196,669	$169,373	$171,478	$163,864
Operating Income	46,502	9,541	10,475	11,604
Net Income	$33,368	$3,713	$3,973	$5,018
Earnings Per Share:
Basic	$0.71	$0.08	$0.08	$0.11
Diluted	$0.71	$0.08	$0.08	$0.10